Segment Reporting - Long-Term Assets by Geography (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012		May 31, 2011
Long-term assets by geography:
Long-term assets	$ 8,269.3	$ 8,638.4	[1]	$ 9,642.9	[1]
United States [Member]
Long-term assets by geography:
Long-term assets	6,388.2	6,817.5	[1]	7,199.7	[1]
Europe [Member]
Long-term assets by geography:
Long-term assets	893.3	722.7	[1]	1,233.7	[1]
International [Member]
Long-term assets by geography:
Long-term assets	$ 987.8	$ 1,098.2	[1]	$ 1,209.5	[1]

[1]	Defined as property, plant and equipment, intangibles and goodwill.